Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	₺ 29,103,738	₺ 25,137,135	₺ 21,292,475
Adjusted EBITDA	12,270,298	10,426,419	8,787,982
Net impairment losses on financial and contract assets	(349,595)	(338,857)	(346,390)
Profit for the year	4,239,620	3,276,690	2,177,335
(Profit)/loss from discontinued operations		(772,436)
Profit from continuing operations	4,239,620	2,504,254	2,177,335
Income tax expense	387,193	785,630	495,481
Finance income	(2,119,483)	(297,450)	(1,677,114)
Finance costs	3,251,164	2,025,118	3,364,072
Other income	(96,585)	(140,705)	(241,435)
Other expenses	619,835	487,295	381,582
Depreciation and amortization	5,974,779	5,046,565	4,287,974
Share of loss of equity accounted investees	13,775	15,712	87
Consolidated adjusted EBITDA	12,270,298	10,426,419	8,787,982
Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Revenue	25,062,130	21,407,838	18,046,231
Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	2,454,455	1,908,086	1,387,323
All other segments [member]
Disclosure of operating segments [line items]
Revenue	1,587,153	1,821,211	1,858,921
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Revenue	25,160,240	21,487,156	18,092,586
Adjusted EBITDA	10,585,039	8,789,179	7,403,822
Net impairment losses on financial and contract assets	(295,978)	(223,879)	(248,171)
Consolidated adjusted EBITDA	10,585,039	8,789,179	7,403,822
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	2,542,410	2,002,789	1,456,980
Adjusted EBITDA	1,169,488	903,896	612,697
Net impairment losses on financial and contract assets	(2,845)	(5,109)	(4,088)
Consolidated adjusted EBITDA	1,169,488	903,896	612,697
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	2,073,626	2,217,979	2,113,681
Adjusted EBITDA	541,694	765,798	801,687
Net impairment losses on financial and contract assets	(50,772)	(109,869)	(94,131)
Consolidated adjusted EBITDA	541,694	765,798	801,687
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Revenue	(672,538)	(570,789)	(370,772)
Adjusted EBITDA	(25,923)	(32,454)	(30,224)
Consolidated adjusted EBITDA	(25,923)	(32,454)	(30,224)
Intersegment eliminations [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Revenue	(98,110)	(79,318)	(46,355)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	(87,955)	(94,703)	(69,657)
Intersegment eliminations [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	₺ (486,473)	₺ (396,768)	₺ (254,760)